SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
The following table reconciles cash, cash equivalents, and restricted cash reported within the Company’s consolidated balance sheets to the total amounts shown in the consolidated statements of cash flows:

	December 31,
	2021	2020
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$169,567	$110,900
Restricted cash - long-term	411	1,161
Total cash, cash equivalents, and restricted cash	$169,978	$112,061

Schedule of Restricted Cash
The following table reconciles cash, cash equivalents, and restricted cash reported within the Company’s consolidated balance sheets to the total amounts shown in the consolidated statements of cash flows:

	December 31,
	2021	2020
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$169,567	$110,900
Restricted cash - long-term	411	1,161
Total cash, cash equivalents, and restricted cash	$169,978	$112,061

Schedule of Property and Equipment	Depreciation expense is recognized using the straight-line method over the estimated useful lives, which are typically:

Estimated Useful Life
Equipment	3 years
Internal-use software	3 - 5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of economic useful life or the remaining lease term
Property and equipment, net consists of the following:

	December 31,
	2021	2020
Internal-use software	$6,591	$3,682
Equipment	579	441
Construction in process	362	—
Furniture and fixtures	586	383
Leasehold improvements	509	455
Total property and equipment	8,627	4,961
Less: accumulated depreciation	(2,372)	(684)
Property and equipment, net	$6,255	$4,277